TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of trade and other accounts receivable

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Trade accounts receivable	1,175,796	1,022,933
Other accounts receivable	133,054	170,264
Total trade and other accounts receivable	1,308,850	1,193,197
Less: Allowance for impairment loss	(87,909)	(77,054)
Total net trade and accounts receivable	1,220,941	1,116,143
Less: non-current portion – accounts receivable	(6,891)	(8,254)
Trade and other accounts receivable, current	1,214,050	1,107,889

Schedule of matured accounts receivable and impaired

The maturity of these accounts at the end of each period is as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Fully performing	1,040,671	907,358
Matured accounts receivable, but not impaired
Expired from 1 to 90 days	34,153	27,651
Expired from 91 to 180 days	10,141	9,303
More than 180 days overdue (*)	2,922	1,567
Total matured accounts receivable, but not impaired	47,216	38,521

Matured accounts receivable and impaired Judicial, pre-judicial collection and protested documents	43,175	34,909
Debtor under pre-judicial collection process and portfolio sensitization	44,734	42,145
Total matured accounts receivable and impaired	87,909	77,054
Total	1,175,796	1,022,933

(*) Value of this segment corresponds primarily to accounts receivable that were evaluated in their ability to recover, therefore not requiring a provision.

Schedule of trade and other accounts receivable and non-current accounts receivable

Currency balances that make up the Trade and other accounts receivable and non-current accounts receivable are the following:

	As of	As of
	December 31,	December 31,
Currency	2017	2016
	ThUS$	ThUS$

Argentine Peso	49,958	82,770
Brazilian Real	635,894	551,264
Chilean Peso	90,302	101,041
Colombian peso	3,249	16,454
Euro	48,286	21,923
US Dollar	257,324	312,394
Other currency (*)	135,928	30,297
Total	1,220,941	1,116,143

(*) Other currencies
Australian Dollar	40,303	5,487
Chinese Yuan	37	271
Danish Krone	197	151
Pound Sterling	5,068	3,904
Indian Rupee	3,277	303
Japanese Yen	18,756	2,601
Norwegian Kroner	133	184
Swiss Franc	2,430	1,512
Korean Won	18,225	4,241
New Taiwanese Dollar	2,983	662
Other currencies	44,519	10,938
Total	135,928	30,254

Schedule of impairment losses are the maturity of the portfolio

The criteria used to determine that there is objective evidence of impairment losses are the maturity of the portfolio, specific acts of damage (default) and specific market signals.

Maturity	Impairment
Judicial and pre-judicial collection assets	100%
Over 1 year	100%
Between 6 and 12 months	50%

Schedule of allowance for impairment loss of trade and other accounts receivables

Movement in the allowance for impairment loss of Trade and other accounts receivables are the following:

	Opening		(Increase)	Closing
	balance	Write-offs	Decrease	balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2015	(71,042)	10,120	850	(60,072)
From January 1 to December 31, 2016	(60,072)	20,910	(37,892)	(77,054)
From January 1 to December 31, 2017	(77,054)	8,249	(19,104)	(87,909)

Schedule of accounts receivable categories

The maximum credit-risk exposure at the date of presentation of the information is the fair value of each one of the categories of accounts receivable indicated above.

	As of December 31, 2017			As of December 31, 2016
	Gross exposure	Gross	Exposure net	Gross exposure	Gross	Exposure net
	according to	impaired	of risk	according to	Impaired	of risk
	balance	exposure	concentrations	balance	exposure	concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade accounts receivable	1,175,796	(87,909)	1,087,887	1,022,933	(77,054)	945,879
Other accounts receivable	133,054	-	133,054	170,264	-	170,264